Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 07, 2013
Document and Entity Information:
Entity Registrant Name	Blue Water Restaurant Group, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001516332
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,000,000
Entity Public Float		$ 130,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY